UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  028-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     (212) 752-8777

Signature, Place, and Date of Signing:

 /s/    Vivian Pan     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $879,254 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     9299   135633 SH       SOLE                    43980        0    91653
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108    13233   220735 SH       SOLE                     5665        0   215070
AT&T INC                       COM              00206R102    17218   456705 SH       SOLE                   147405        0   309300
BAYTEX ENERGY CORP             COM              07317Q105    15105   318395 SH       SOLE                   104705        0   213690
BLOCK H & R INC                COM              093671105    19827  1144105 SH       SOLE                   376925        0   767180
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      988    35430 SH       SOLE                        0        0    35430
CA INC                         COM              12673P105    18840   731220 SH       SOLE                   235755        0   495465
CINEMARK HOLDINGS INC          COM              17243V102    29796  1328381 SH       SOLE                   438881        0   889500
CLIFFS NATURAL RESOURCES INC   COM              18683K101    21742   555645 SH       SOLE                   182915        0   372730
CONAGRA FOODS INC              COM              205887102    29280  1061258 SH       SOLE                   346505        0   714753
CONOCOPHILLIPS                 COM              20825C104    28878   505038 SH       SOLE                   166540        0   338498
DORCHESTER MINERALS LP         COM UNIT         25820R105     1250    56700 SH       SOLE                     1050        0    55650
DU PONT E I DE NEMOURS & CO    COM              263534109    27035   537797 SH       SOLE                   179355        0   358442
EATON CORP                     COM              278058102    22966   485845 SH       SOLE                   160525        0   325320
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    21552   732050 SH       SOLE                    20465        0   711585
ENDURO RTY TR                  TR UNIT          29269K100    15884   862350 SH       SOLE                   285335        0   577015
EXELIS INC                     COM              30162A108     9806   948370 SH       SOLE                   314125        0   634245
EXXON MOBIL CORP               COM              30231G102      320     3495 SH       SOLE                        0        0     3495
FNB CORP PA                    COM              302520101    28849  2573495 SH       SOLE                   847615        0  1725880
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    22666   572660 SH       SOLE                   185515        0   387145
GALLAGHER ARTHUR J & CO        COM              363576109    19165   535045 SH       SOLE                   161410        0   373635
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    28322   612505 SH       SOLE                   198860        0   413645
HASBRO INC                     COM              418056107    30303   794005 SH       SOLE                   262330        0   531675
HEINZ H J CO                   COM              423074103    29157   521122 SH       SOLE                   170040        0   351082
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    27478  1155517 SH       SOLE                   379535        0   775982
INTEL CORP                     COM              458140100    26817  1183724 SH       SOLE                   382545        0   801179
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      219     2650 SH       SOLE                        0        0     2650
LEGGETT & PLATT INC            COM              524660107    32483  1296732 SH       SOLE                   417025        0   879707
LOCKHEED MARTIN CORP           COM              539830109    29509   316008 SH       SOLE                   105550        0   210458
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    20094   388975 SH       SOLE                   121805        0   267170
MERCK & CO INC NEW             COM              58933Y105    28699   636422 SH       SOLE                   206703        0   429719
MEREDITH CORP                  COM              589433101    29055   830140 SH       SOLE                   269770        0   560370
NATIONAL CINEMEDIA INC         COM              635309107    20667  1262495 SH       SOLE                   437545        0   824950
NUCOR CORP                     COM              670346105    28269   738855 SH       SOLE                   243230        0   495625
PEOPLES UNITED FINANCIAL INC   COM              712704105    18559  1528780 SH       SOLE                   507965        0  1020815
PLUM CREEK TIMBER CO INC       COM              729251108    30863   703995 SH       SOLE                   234300        0   469695
PVR PARTNERS L P               COM UNIT REPTG L 693665101    18257   719345 SH       SOLE                    18680        0   700665
RAYONIER INC                   COM              754907103     9318   190125 SH       SOLE                    59189        0   130936
RPM INTL INC                   COM              749685103    18662   653878 SH       SOLE                   200253        0   453625
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    27766   896850 SH       SOLE                   290465        0   606385
SONOCO PRODS CO                COM              835495102    31829  1027070 SH       SOLE                   326535        0   700535
UNILEVER PLC                   SPON ADR NEW     904767704    19229   526545 SH       SOLE                   174495        0   352050